Net other non-operating income	12 Months Ended
Dec. 31, 2023
Net other non-operating income [Abstract]
Net other non-operating income
43.	Net other non-operating income
Other
non-operating
income and other
non-operating
expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Other non-operating income
Gain on disposal of assets:
Property and equipment	~~W~~	1,836	67,411	4,944
Investment property		108	29,305	56,640
Assets held for sale (*1)		16,976	448,770	1,753
Lease assets		247	36	9
Right-of-use assets		2,986	4,131	3,388

		22,153	549,653	66,734

Investments in associates:
Gain on disposal		39,593	8,965	12,435
Reversal of impairment loss		—	5,924	—

		39,593	14,889	12,435

Others:
Rental income on investment property		35,887	33,366	24,472
Reversal of impairment losses on intangible asset		372	396	50
Gain from assets contributed		20	4	—
Gain from bargain purchase		—	12,349	—
Others		64,272	75,511	66,546

		100,551	121,626	91,068

		162,297	686,168	170,237

Other non-operating expense
Loss on disposal of assets:
Property and equipment		(2,027)	(2,546)	(6,009)
Investment property		(2,111)	—	—
Lease assets		—	(9)	—
Right-of-use assets		(2,920)	(737)	(1,063)
Others		(1,186)	(183)	(29)

		(8,244)	(3,475)	(7,101)

Investments in associates:
Loss on disposal		(11,002)	(19,045)	(19,266)
Impairment loss		(10,719)	(7,529)	(15,583)

		(21,721)	(26,574)	(34,849)

	2021		2022	2023
Others:
Donations		(64,098)	(67,558)	(100,201)
Depreciation of investment properties		(21,616)	(18,115)	(15,058)
Impairment loss on property and equipment		(7,594)	—	(1,409)
Impairment loss on intangible assets		(34,916)	(3,158)	(10,732)
Write-off of intangible assets		(1,346)	(1,822)	(446)
Expenses on collection of special bonds		(11,275)	(10,259)	(9,130)
Others (*2)		(518,519)	(215,842)	(252,289)

		(659,364)	(316,754)	(389,265)

		(689,329)	(346,803)	(431,215)

Net other non-operating gain (loss)	~~W~~	(527,032)	339,365	(260,978)

(*1)
Gain and loss on disposal of
sale-and-leaseback
are included in gain and loss on disposal of property and equipment, gain and loss on disposal of investment property and gain on assets held for sale, respectively. Gain on disposal of sale-and-leaseback
for the year ended December 31, 2022 is
~~W~~
443,780

million
.

(*2)
It includes

W466,775 million,

~~W~~
168,020 million and
~~W~~
51,948 million, respectively, for the years ended December 31
, 2021
, 2022 and 2023 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.